Annual Total Returns[BarChart] - ProShares Short Real Estate - None	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(14.18%)	(18.44%)	(5.02%)	(22.93%)	(5.42%)	(9.91%)	(9.13%)	4.41%	(20.97%)